Organization and principal activities - Summary of results of operations and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization and principal activities
Revenues	¥ 290,232	$ 40,878	¥ 328,822	¥ 357,322
Cost of revenues	(90,946)	(12,809)	(103,057)	(92,393)
Net loss	(62,098)	(8,747)	(106,964)	(140,584)
Net cash provided by/(used in) operating activities	(17,907)	(2,523)	(17,476)	(76,650)
Net cash (used in)/provided by investing activities	25,126	3,539	26,853	26,442
Net cash (used in)/provided by financing activities	(8,651)	(1,218)	(148,040)	(54,520)
VIE
Organization and principal activities
Revenues	285,304	40,184	322,066	351,243
Cost of revenues	(82,495)	(11,619)	(97,270)	(83,259)
Net loss	(45,313)	(6,382)	(75,486)	(100,782)
Net cash provided by/(used in) operating activities	55,921	7,876	(113,809)	68,336
Net cash (used in)/provided by investing activities	22,120	3,116	29,682	(186)
Net cash (used in)/provided by financing activities	¥ (59,900)	$ (8,437)	¥ (65,000)	¥ 30,000